Details of Significant Accounts - Summary of Ageing Analysis of Accounts Receivables Past Due But Not Impaired (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 9,343	$ 305	$ 8,622
Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	27,475	898	26,754
Not past due | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	9,343	305	8,622
Over 181 days | Financial Assets Past Due But Not Impaired
Disclosure Of Trade And Receivables [Line Items]
Accounts receivable, net	$ 18,132	$ 593	$ 18,132